Other current assets	6 Months Ended
Jun. 30, 2025
Non-current prepayments and non-current accrued income other than non-current contract assets [abstract]
Other current assets

15. Other current assets

On August 25, 2023, QIND issued to Artelliq Software Trading 6,410,971 shares of our common stock for $2,000,000 pursuant to a share purchase and buyback agreement signed on August 21, 2023. The $2,000,000 was paid to Quality International as a tranche payment of the amended purchase agreement. The value of this amount in euros at 30 June 2025 was €1.7 million.